Investment securities	12 Months Ended
Dec. 31, 2012
Available For Sale Securities Member
Investments [Abstract]
Investment [Text Block]

Note 8 – Investment securities available-for-sale

The following table presents the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale at December 31, 2012 and 2011.

	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$7,018	$20	$-	$7,038	1.67%
After 1 to 5 years	27,236	2,964	-	30,200	3.83
Total U.S. Treasury securities	34,254	2,984	-	37,238	3.39
Obligations of U.S. Government sponsored entities
Within 1 year	460,319	7,614	-	467,933	3.82
After 1 to 5 years	167,177	2,057	-	169,234	1.59
After 5 to 10 years	456,480	3,263	592	459,151	1.74
Total obligations of U.S. Government sponsored entities	1,083,976	12,934	592	1,096,318	2.60
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	5,220	26	-	5,246	3.08
After 1 to 5 years	6,254	130	39	6,345	4.65
After 5 to 10 years	5,513	-	36	5,477	3.79
After 10 years	37,265	648	-	37,913	5.38
Total obligations of Puerto Rico, States and political subdivisions	54,252	804	75	54,981	4.91
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	4,927	35	-	4,962	1.48
After 5 to 10 years	39,897	1,794	-	41,691	2.94
After 10 years	2,270,184	50,740	512	2,320,412	2.21
Total collateralized mortgage obligations - federal agencies	2,315,008	52,569	512	2,367,065	2.22
Collateralized mortgage obligations - private label
After 10 years	2,414	59	-	2,473	4.59
Total collateralized mortgage obligations - private label	2,414	59	-	2,473	4.59
Mortgage-backed securities
Within 1 year	288	13	-	301	3.47
After 1 to 5 years	3,838	191	-	4,029	4.12
After 5 to 10 years	81,645	6,207	-	87,852	4.71
After 10 years	1,297,585	93,509	129	1,390,965	4.18
Total mortgage-backed securities	1,383,356	99,920	129	1,483,147	4.21
Equity securities (without contractual maturity)	6,507	909	10	7,406	3.46
Other
After 1 to 5 years	9,992	-	207	9,785	1.67
After 5 to 10 years	18,032	3,675	-	21,707	11.00
After 10 years	3,945	136	-	4,081	3.62
Total other	31,969	3,811	207	35,573	7.17
Total investment securities available-for-sale	$4,911,736	$173,990	$1,525	$5,084,201	2.94%

	At December 31, 2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$34,980	$3,688	$-	$38,668	3.35%
Total U.S. Treasury securities	34,980	3,688	-	38,668	3.35
Obligations of U.S. Government sponsored entities
Within 1 year	94,492	2,382	-	96,874	3.45
After 1 to 5 years	655,625	25,860	-	681,485	3.38
After 5 to 10 years	171,633	2,969	-	174,602	2.94
After 10 years	32,086	499	-	32,585	3.20
Total obligations of U.S. Government sponsored entities	953,836	31,710	-	985,546	3.30
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	765	9	-	774	4.97
After 1 to 5 years	14,824	283	31	15,076	4.07
After 5 to 10 years	4,595	54	-	4,649	5.33
After 10 years	37,320	909	-	38,229	5.38
Total obligations of Puerto Rico, States and political
subdivisions	57,504	1,255	31	58,728	5.03
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	2,424	49	-	2,473	3.28
After 5 to 10 years	55,096	1,446	-	56,542	2.64
After 10 years	1,589,373	49,462	208	1,638,627	2.84
Total collateralized mortgage obligations - federal agencies	1,646,893	50,957	208	1,697,642	2.83
Collateralized mortgage obligations - private label
After 5 to 10 years	5,653	1	181	5,473	0.81
After 10 years	59,460	-	7,141	52,319	2.44
Total collateralized mortgage obligations - private label	65,113	1	7,322	57,792	2.30
Mortgage-backed securities
Within 1 year	57	1	-	58	3.91
After 1 to 5 years	7,564	328	-	7,892	3.86
After 5 to 10 years	111,639	8,020	1	119,658	4.66
After 10 years	1,870,736	141,274	49	2,011,961	4.25
Total mortgage-backed securities	1,989,996	149,623	50	2,139,569	4.27
Equity securities (without contractual maturity)	6,594	426	104	6,916	2.96
Other
After 5 to 10 years	17,850	700	-	18,550	10.99
After 10 years	6,311	101	-	6,412	3.61
Total other	24,161	801	-	24,962	9.06
Total investment securities available-for-sale	$4,779,077	$238,461	$7,715	$5,009,823	3.58%

The weighted average yield on investment securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities available-for-sale at December 31, 2012, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$472,845	$480,518
After 1 to 5 years	219,424	224,555
After 5 to 10 years	601,567	615,878
After 10 years	3,611,393	3,755,844
Total	4,905,229	5,076,795
Equity securities	6,507	7,406
Total investment securities available-for-sale	$4,911,736	$5,084,201

Proceeds from the sale of investment securities available-for-sale during 2012 were $ 52.1 million (2011 - $ 262.4 million). Gross realized gains and losses on the sale of investment securities available-for-sale, for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Gross realized gains	$65	$8,514	$3,768
Gross realized losses	(1,684)	(130)	(6)
Net realized (losses) gains on sale of investment securities available-for-sale	$(1,619)	$8,384	$3,762

The following tables present the Corporation's fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012, and 2011.

	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$139,278	$592	$-	$-	$139,278	$592
Obligations of Puerto Rico, States and political
subdivisions	6,229	44	2,031	31	8,260	75
Collateralized mortgage obligations - federal agencies	170,136	512	-	-	170,136	512
Mortgage-backed securities	7,411	90	983	39	8,394	129
Equity securities	-	-	51	10	51	10
Other	9,785	207	-	-	9,785	207
Total investment securities available-for-sale in an
unrealized loss position	$332,839	$1,445	$3,065	$80	$335,904	$1,525

	At December 31, 2011
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political
subdivisions	$7,817	$28	$191	$3	$8,008	$31
Collateralized mortgage obligations - federal agencies	90,543	208	-	-	90,543	208
Collateralized mortgage obligations - private label	13,595	539	44,148	6,783	57,743	7,322
Mortgage-backed securities	5,577	14	1,466	36	7,043	50
Equity securities	5,199	95	2	9	5,201	104
Total investment securities available-for-sale in an
unrealized loss position	$122,731	$884	$45,807	$6,831	$168,538	$7,715

Management evaluates investment securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. Also, for equity securities that are considered other-than-temporarily impaired, the excess of the security's carrying value over its fair value at the evaluation date is accounted for as a loss in the results of operations. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management's intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs.

At December 31, 2012, management performed its quarterly analysis of all debt securities in an unrealized loss position. Based on the analyses performed, management concluded that no individual debt security was other-than-temporarily impaired as of such date. At December 31, 2012, the Corporation did not have the intent to sell debt securities in an unrealized loss position and it is not more likely than not that the Corporation will have to sell the investment securities prior to recovery of their amortized cost basis. Also, management evaluated the Corporation's portfolio of equity securities at December 31, 2012. Management has the intent and ability to hold the investments in equity securities that are at a loss position at December 31, 2012, for a reasonable period of time for a forecasted recovery of fair value up to (or beyond) the cost of these investments.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer (includes available-for-sale and held-to-maturity securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders' equity. This information excludes securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2012		2011

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,594,933	$1,634,927	$1,049,315	$1,089,069
FHLB	520,127	528,287	553,940	578,617
Freddie Mac	1,198,969	1,221,863	984,270	1,010,669

Held To Maturity Securities Member
Investments [Abstract]
Investment [Text Block]

Note 9 – Investment securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity at December 31, 2012 and 2011.

	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,420	$8	$-	$2,428	5.74%
After 1 to 5 years	21,335	520	19	21,836	3.63
After 5 to 10 years	18,780	866	5	19,641	6.03
After 10 years	73,642	449	438	73,653	5.35
Total obligations of Puerto Rico, States and political subdivisions	116,177	1,843	462	117,558	5.15
Collateralized mortgage obligations - federal agencies
After 10 years	140	4	-	144	5.45
Total collateralized mortgage obligations - federal agencies	140	4	-	144	5.45
Other
Within 1 year	250	-	-	250	0.86
After 1 to 5 years	26,250	31	-	26,281	3.40
Total other	26,500	31	-	26,531	3.38
Total investment securities held-to-maturity	$142,817	$1,878	$462	$144,233	4.82%

	At December 31, 2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$7,275	$6	$-	$7,281	2.24%
After 1 to 5 years	11,174	430	-	11,604	5.80
After 5 to 10 years	18,512	266	90	18,688	5.99
After 10 years	62,012	40	855	61,197	4.11
Total obligations of Puerto Rico, States and political subdivisions	98,973	742	945	98,770	4.51
Collateralized mortgage obligations - private label
After 10 years	160	-	9	151	5.45
Total collateralized mortgage obligations - private label	160	-	9	151	5.45
Other
After 1 to 5 years	26,250	83	-	26,333	3.41
Total other	26,250	83	-	26,333	3.41
Total investment securities held-to-maturity	$125,383	$825	$954	$125,254	4.28%

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investments securities held-to-maturity at December 31, 2012, by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$2,670	$2,678
After 1 to 5 years	47,585	48,117
After 5 to 10 years	18,780	19,641
After 10 years	73,782	73,797
Total investment securities held-to-maturity	$142,817	$144,233

The following tables present the Corporation's fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011:

	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$2,365	$35	$19,118	$427	$21,483	$462
Total investment securities held-to-maturity in an unrealized
loss position	$2,365	$35	$19,118	$427	$21,483	$462

	At December 31, 2011
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$10,323	$92	$31,062	$853	$41,385	$945
Collateralized mortgage obligations - private label	-	-	151	9	151	9
Total investment securities held-to-maturity in an unrealized
loss position	$10,323	$92	$31,213	$862	$41,536	$954

As indicated in Note 8 to these consolidated financial statements, management evaluates investment securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2012 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. The Corporation performs periodic credit quality reviews on these issuers.